Trade Payables and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts payable and accruals	$ 190	$ 190
NIS unlinked [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts payable and accruals	137	123
USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts payable and accruals	43	54
Euro [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts payable and accruals	$ 10	$ 13